Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Taxes
Schedule of of income taxes

	Current assets		Current liabilities		Non-current liabilities
	06.30.2024	12.31.2023	06.30.2024	12.31.2023	06.30.2024	12.31.2023
Taxes in Brazil
Income taxes	933	199	41	989	−	−
Income taxes - Tax settlement programs	−	−	53	58	242	299
	933	199	94	1,047	242	299
Taxes abroad	155	19	279	253	−	−
Total	1,088	218	373	1,300	242	299

Schedule of effective rate of income before income taxes

	Jan-Jun/2024	Jan-Jun/2023	Apr-Jun/2024	Apr-Jun/2023
Net income (loss) before income taxes	6,600	19,401	(352)	8,435
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(2,243)	(6,597)	120	(2,868)
Adjustments to arrive at the effective tax rate:
Tax benefits from the deduction of interest on capital distributions	508	611	508	611
Different jurisdictional tax rates for companies abroad	527	101	240	(145)
Brazilian income taxes on income of companies incorporated outside Brazil (1)	(142)	(196)	(92)	(95)
Tax incentives	9	77	(22)	34
Tax loss carryforwards (unrecognized tax losses) (2)	83	(17)	27	(12)
Non-taxable income (non-deductible expenses), net	28	4	3	(2)
Enrollment to the tax settlement program (3)	(155)	-	(155)	-
Post-employment benefits	(652)	(178)	(531)	(101)
Results of equity-accounted investments in Brazil and abroad	(132)	11	(97)	-
Non-incidence of income taxes on indexation (SELIC interest rate) of undue paid taxes	48	5	27	-
Others	1	7	(1)	2
Income taxes	(2,120)	(6,172)	27	(2,576)
Deferred income taxes	1,405	(1,485)	1,070	(813)
Current income taxes	(3,525)	(4,687)	(1,043)	(1,763)
Effective tax rate of income taxes	32.1%	31.8%	7.7%	30.5%
(1)	It relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.
(2)	Petrobras recognized a tax loss and a negative basis of the CSLL of a subsidiary in the amount of US$ 53, within the scope of the incentivized self-regulation program for taxes administered by the Federal Revenue of Brazil (Law No. 14.740/23 and RFB Normative Instruction No. 2.168/23), to settle a debt amounting to US$ 112, with a US$ 59 down payment.
(3)	For the more information, see note 12.3.

Schedule of changes in the deferred income taxes

	Jan-Jun/2024	Jan-Jun/2023
Opening balance	(9,945)	(5,918)
Recognized in the statement of income for the period	1,405	(1,485)
Recognized in shareholders’ equity	2,499	(2,380)
Translation adjustment	1,066	(671)
Use of tax loss carryforwards	(1)	-
Others	(3)	25
Closing balance	(4,979)	(10,429)

Schedule of composition of deferred tax assets and liabilities

Nature	Realization basis	06.30.2024	12.31.2023
PP&E - Exploration and decommissioning costs	Depreciation, amortization and write-offs of assets	(5,136)	(6,296)
PP&E - Impairment	Amortization, impairment reversals and write-offs of assets	3,561	4,203
PP&E - Right-of-use assets	Depreciation, amortization and write-offs of assets	(8,210)	(9,369)
PP&E - depreciation methods and capitalized borrowing costs	Depreciation, amortization and write-offs of assets	(17,131)	(18,784)
Loans, trade and other receivables / payables and financing	Payments, receipts and considerations	729	(2,479)
Leasings	Appropriation of the considerations	9,336	9,240
Provision for decommissioning costs	Payments and use of provisions	6,944	8,010
Provision for legal proceedings	Payments and use of provisions	913	954
Tax loss carryforwards	Taxable income compensation	1,085	1,140
Inventories	Sales, write-downs and losses	528	411
Employee Benefits	Payments and use of provisions	1,634	2,036
Others		768	989
Total		(4,979)	(9,945)
Deferred tax assets		1,097	965
Deferred tax liabilities		(6,076)	(10,910)

Schedule of other taxes

	Current assets		Non-current assets		Current liabilities		Non-current liabilities (1)
	06.30.2024	12.31.2023	06.30.2024	12.31.2023	06.30.2024	12.31.2023	06.30.2024	12.31.2023
Taxes in Brazil
Current / Non-current ICMS (VAT)	566	592	525	607	1,012	1,032	−	−
Current / Non-current PIS and COFINS	1,090	304	2,459	2,876	536	265	130	141
Claim to recover PIS and COFINS	−	−	647	733	−	−	−	−
Production taxes	−	−	−	−	1,688	2,094	118	145
Withholding income taxes	−	−	−	−	110	272	−	−
Enrollment to the tax settlement program (2)	−	−	−	−	1,499	−	−	−
Others	49	58	328	290	365	443	81	90
Total in Brazil	1,705	954	3,959	4,506	5,210	4,106	329	376
Taxes abroad	7	6	11	10	10	60	−	−
Total	1,712	960	3,970	4,516	5,220	4,166	329	376
(1)	Other non-current taxes are classified within other non-current liabilities in the statement of financial position.
(2)	For more information, see note 12.3.

Schedule of liability related to transaction

06.30.2024
Enrollment to the program	3,571
Use of judicial deposits	(1,197)
Use of tax credits	(233)
Down payment	(642)
Balance at June 30, 2024	1,499

Schedule of effects or the tax transaction in the statement of income

Jan-Jun/2024
Principal and fines	1,640
Indexation to the SELIC interest rate	2,043
Total debt enrolled in the tax settlement program	3,683
PIS and COFINS tax credits after enrolling the program (1)	(538)
Use of tax loss carryforwards	(240)
Indexation to the Selic interest rate of Judicial deposits and taxes over tax credits	242
Income taxes (2)	(916)
Effect in the statement of income before reimbursement of partners in joint ventures	2,231
Reimbursements approved by partners in joint ventures until June 30, 2024	(208)
Income taxes (2)	62
Total effect in the statement of income	2,085
Other taxes	790
Net finance income (expense)	2,149
Income taxes	(854)
Total effect in the statement of income	2,085
(1)	It arises from the debts included in the tax transaction, after discount applied, as provided for in the transaction notice, recognized as an asset in the statement of financial position, within other recoverable taxes.
(2)	Tax effects resulting from the tax transaction.